Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2016 PerformanceObligation
Summary Of Significant Accounting Policies [Line Items]
Realized gains and losses on investments	$ 0	$ 0	$ 0
Other-than-temporary declines in value of marketable securities	0	0	0
Impairment losses recognized	$ 50,000
Collaboration and license agreement termination period	Sep. 30, 2019
Unrecognized tax benefits that would, if recognized, affect the Company's effective tax rate	$ 0
Recognized interest or penalties on income tax	$ 0	$ 0	$ 0
Risk-free interest rate basis	The risk-free interest rate is based on the average yield of five- and seven-year U.S. Treasury Bills as of the valuation date.
Number of operating segment | Segment	1
ROU assets	$ 221,000			$ 600,000
Lease liabilities	338,000			$ 700,000
Collaboration Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized royalty revenue	$ 0
Collaboration Agreement [Member] | Novartis [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of significant performance obligations | PerformanceObligation					2
Collaboration and license agreement termination period	Sep. 30, 2019
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years